UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number        811-10123
                                   ---------------------------------------------

                             THE NORTH COUNTRY FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

250 GLEN STREET, GLENS FALLS, NY                     12801
--------------------------------------------------------------------------------
(Address of principal executive offices)           (Zip code)

  GEMINI FUND SERVICES, LLC, 150 MOTOR PARKWAY, SUITE 205, HAUPPAUGE, NY 11788
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end:       11/30
                        ----------------------------

Date of reporting period:      5/31/03
                           ---------------

ITEM 1.  REPORTS TO STOCKHOLDERS.





--------------------------------------------------------------------------------



                             THE NORTH COUNTRY FUNDS

                               EQUITY GROWTH FUND
                             INTERMEDIATE BOND FUND



                               NORTH COUNTRY LOGO








                               Semi-Annual Report
                                  May 31, 2003
                                   (Unaudited)





This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS

                                  May 31, 2003
                                ECONOMIC SUMMARY
                                ----------------


While economic growth was revised up to 1.9% for the first quarter from 1.6%, recent economic data show that the economic rebound is elusive. Many economists are forecasting a recovery in the second half of 2003, as fiscal policy and monetary policy are both highly accommodative and are focused on stimulating economic activity. The economy continues to struggle, but the rise in consumer confidence and the recently passed tax package seem to suggest better times ahead. Interest rates and inflation are at generational lows, monetary and fiscal policy are supportive, productivity is excellent, profits are recovering, the dollar is not as overvalued as it once was, and the Iraqi war is all but over. A strong housing market as a result of historically low interest rates will continue to support consumer spending and help improve consumer's balance sheets. However, the lack of recovery in the labor market will hold back the growth rate in consumer spending, as well as keep confidence in current conditions under pressure. Consumers cannot continue to drag the economy along by themselves, especially if employment and wages do not pick up soon. With personal income growing at its slowest pace in more than thirty years, the concern is that consumers are spending home equity derived from mortgage refinancing, another reason why the shopping spree cannot continue. Even though the overall unemployment rate is historically low at 6%, we now have more than
8.4 million people out of work and more than 20% of those have been unemployed for more than six months.

Alan Greenspan, in his testimony to Congress on May 21, 2003, conceded that there was no clear sign of economic growth yet. He implied that current economic conditions do not suggest a robust recovery and further he introduced a concern of deflation and its impact on economic growth and profits. With inflation growth rates at historical lows, and weak economic growth, the market expects that the Federal Reserve will ease at the end of June. At the same time, the U.S. dollar has been weaker, which is positive for exporting companies who can obtain a potential competitive advantage, or possibly raise prices, leading to higher profit margins. Ordinarily, a sharp decline in the dollar would be coupled with a rise in Treasury bond yields, as foreign investors dump U.S.-dollar assets and markets fear enhanced inflation pressure resulting from a rise in import prices. Combine this with the dramatic rise in Treasury bond issuance to fund the budget deficit and expectations should be for rising interest rates. This has not occurred due to the Federal Reserve's concern over deflation and expectations that interest rates will go lower as the Federal Reserve attempts to revive the U.S. economy.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

We expect a gradual pickup in economic growth over the balance of the year as the manufacturing sector slowly recovers. Progress will be gradual as capacity utilization rates are at historical lows, and further layoffs are expected. However, the recently implemented tax law changes, the rebound in consumer confidence, lower oil prices, and continuing refinancing will support positive economic growth.

                             THE EQUITY GROWTH FUND
                             ----------------------

The equity markets had a wild ride in the first part of 2003 as hopes for an economic recovery in January gave way to concerns over war in Iraq. The S&P 500(1) rose 5.9% during the first two weeks of the year, followed by a decline of over 14% for the period January 14th through March 11th. The commencement of the war in Iraq triggered a rally, with the S&P 500 rising over 20% from March 11 through May 31, 2003. The North Country Equity Growth Fund appreciated 5.43% for the six months ended May 2003 which compares favorably against the S&P 500 which rose 3.87% over the same time period. As of May 31 2003, The North Country Equity Growth Fund has outperformed the S&P 500 for the latest 1, 3, and 5 year periods.(2)

In January of 2003, renewed emphasis on dividends, combined with the expectations for a strengthening economy led us to overweight the materials sector relative to the S&P 500. At the same time we raised the weighting in information technology to match the S&P 500 as we expected the acceleration in capital spending to be limited to replacement of technology equipment and software upgrades. Concern over margin compression and credit quality led us to reduce our weighting in the financial sector to an underweight relative to the S&P 500. While markets were volatile over the next 3 months, we maintained our investment strategy as our expectations were for a swift victory in Iraq, with no interruption in the supply of oil, and an improving domestic economy. The success in Iraq lead to a sharp drop in the price oil as oil supplies were not disrupted, and expectations were for improvement in output from Venezuela. In April, we reduced our weighting in the energy sector to the same level as the S&P 500 as we expected earnings in oil producing companies to recede from the high levels reported in the first quarter. At the same time we raised our weighting in consumer discretionary holdings to match that of the S&P 500 as we expected lower oil prices to give consumers more disposable income.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

First quarter earnings reports came in better than expected, with more than 70% of reporting companies beating analysts expectations. More encouraging is the news that close to 60% of reporting companies beat revenue expectations. A weaker U.S. dollar and cost cutting will continue to help companies post better results. Based on current estimates of earnings for this year and next, the equity markets appear to be fairly valued based on historical price to earnings evaluation. However, given the low level of interest rates, there is a chance that there could be P/E expansion, as well as rising earnings estimates. The hopes for better economic growth due to the huge stimulus package, combined with the preferential tax treatment on dividends and the relative comparisons to returns in the bond market has led some investors to increase their purchases of equities. There is a significant amount of money sitting on the sidelines waiting for investment and equity investors are starting to feel more positive about the economic recovery.

                           THE INTERMEDIATE BOND FUND
                           --------------------------

The general level of interest rates is likely to remain low in the short term due to an absence of inflationary pressures, modest economic growth and the Federal Reserve's desire to maintain an accommodative stance to ensure that the economic recovery currently underway is well entrenched and sustainable.

We believe that in time the combined impact of the federal budget deficit, the U.S. trade deficit, the fiscal stimulus package and injections of liquidity into the capital markets by the Federal Reserve, are likely to lead to rising interest rates as economic growth begins to accelerate.

Anticipating that the current low interest rate environment will give way to generally rising interest rates and a steepening yield curve, we have shortened the average maturity of the Fund's holdings. This was accomplished primarily by liquidating longer-term U.S. Treasury bonds and reinvesting the proceeds in shorter-term US Agency and Corporate bonds.

Yield spreads between corporate bonds and U.S. Treasury bonds have narrowed due to diminished geopolitical uncertainty following resolution of the United States' conflict with Iraq, a more positive economic outlook and the difficult search for enhanced yields in a low interest rate environment.

With the narrowing of corporate bond credit spreads relative to Treasuries, we have found U.S. Agency bonds and taxable municipal bonds to be attractive by comparison. We have recently established positions in taxable municipal bonds due to their attractive yields relative to corporate bonds, and the relatively good credit quality of those securities that we purchased.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The fund's performance for the latest six months ended May 31, 2003 has exceeded that of the Merrill Lynch Corporate/Government "A" rated or better 1-10 year index, appreciating 6.30% versus 5.45%(2,3). This relative out performance is due in part to the North Country Intermediate Bond Fund's more significant allocation to corporate bonds and, more recently, to the Fund's shorter average maturity.

-----------
1 The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

2    Past performance is not an indication of future results.

3 The Merrill Lynch Government/Corporate 1-10 year maturity "A" rated or better index is widely used as a broad measure of performance of bonds with maturities of less than 10 years. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

     The views expressed are as of May 31, 2003, and are those of the adviser, North Country Investment Advisers, Inc. The views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally or the North Country Funds.

     Funds distributed by Orbitex Funds Distributor, Inc. Member NASD/SIPC.

     Not FDIC Insured, No Bank Guarantee, May Lose Value.



                                                                 NCF-07/16/03-29

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2003
                                   (Unaudited)

================================================================================
                                                                       MARKET
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 96.71%
BANKS - 3.50%
     16,800     Fifth Third Bancorp                                  $   966,000
     24,500     Wells Fargo & Co.                                      1,183,350
                                                                     -----------
                                                                       2,149,350
                                                                     -----------
BEVERAGES - 2.98%
     17,200     Anheuser-Busch Companies, Inc.                           905,236
     21,000     Pepsico, Inc.                                            928,200
                                                                     -----------
                                                                       1,833,436
                                                                     -----------
BUSINESS SERVICES - 3.64%
     28,600     Automatic Data Processing, Inc.                          998,140
     30,000     First Data Corp.                                       1,242,600
                                                                     -----------
                                                                       2,240,740
                                                                     -----------
CHEMICALS - 1.88%
      7,000     Du Pont (EI) de Nemours & Co.                            294,980
     16,000     Ecolab, Inc.                                             860,000
                                                                     -----------
                                                                       1,154,980
                                                                     -----------
COMPUTER/NETWORK PRODUCTS - 7.17%
     97,000     +Cisco Systems, Inc.                                   1,579,160
    128,000     +EMC Corp.                                             1,384,960
     74,000     Hewlett - Packard Co.                                  1,443,000
                                                                     -----------
                                                                       4,407,120
                                                                     -----------
COMPUTER SERVICES - 2.18%
     45,000     +Yahoo!, Inc.                                          1,343,250
                                                                     -----------

CONGLOMERATES - 3.77%
     44,000     General Electric Co.                                   1,262,800
     15,500     United Technologies Corp.                              1,057,875
                                                                     -----------
                                                                       2,320,675
                                                                     -----------
CONSUMER PRODUCTS - 4.36%
     16,250     Avon Products, Inc.                                      990,275
     23,000     Newell Rubbermaid, Inc.                                  655,500
     11,250     Procter & Gamble Co.                                   1,032,975
                                                                     -----------
                                                                       2,678,750
                                                                     -----------
DISTRIBUTION & WHOLESALE - 1.30%
     24,000     Fastenal Co.                                             802,320
                                                                     -----------



                                                                       MARKET
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.91%
     40,000     American Express Co.                                 $ 1,666,400
     10,000     Fannie Mae                                               740,000
                                                                     -----------
                                                                       2,406,400
                                                                     -----------
EDUCATIONAL SERVICES - 2.66%
     28,000     +Apollo Group, Inc.- Cl A                              1,635,760
                                                                     -----------

FOOD PRODUCTS - 0.59%
      7,700     General Mills, Inc.                                      360,206
                                                                     -----------

INDUSTRIAL GASES - 0.63%
      6,500     Praxair, Inc.                                            389,935
                                                                     -----------

INSURANCE - 8.75%
     41,000     Aflac, Inc.                                            1,349,310
     24,500     American International Group, Inc.                     1,418,060
     28,000     Hartford Financial Services, Inc.                      1,305,920
     80,822     Travelers Property Casualty Corp.- Cl B                1,306,892
                                                                     -----------
                                                                       5,380,182
                                                                     -----------
INVESTMENT SERVICES - 1.23%
     17,500     Merrill Lynch & Co., Inc.                                757,750
                                                                     -----------

MEDICAL - DRUGS - 11.65%
     29,500     Abbott Laboratories                                    1,314,225
     26,500     +Amgen, Inc.                                           1,714,815
     33,000     +Forest Labs, Inc.                                     1,666,500
     20,000     Johnson & Johnson                                      1,087,000
     44,500     Pfizer, Inc.                                           1,380,390
                                                                     -----------
                                                                       7,162,930
                                                                     -----------
MEDICAL - DRUG DISTRIBUTION - 2.63%
     28,000     Cardinal Health, Inc.                                  1,615,880
                                                                     -----------

MEDICAL EQUIPMENT & SUPPLIES - 2.19%
     27,700     Medtronic, Inc.                                        1,349,821
                                                                     -----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

================================================================================


                                      -5-



--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 2003
                                   (Unaudited)

================================================================================
                                                                       MARKET
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

METALS - 1.40%
     35,000     Alcoa, Inc.                                          $   861,350
                                                                     -----------

MOTORCYCLES - 1.43%
     20,800     Harley Davidson, Inc.                                    876,928
                                                                     -----------

MULTIMEDIA - 2.22%
     17,300     Gannett Co., Inc.                                      1,366,700
                                                                     -----------

OIL & GAS PRODUCERS - 3.92%
     24,000     Burlington Resources, Inc.                             1,278,960
     31,000     Exxon Mobil Corp.                                      1,128,400
                                                                     -----------
                                                                       2,407,360
                                                                     -----------
OIL & GAS SERVICES - 1.98%
     18,500     Apache Corp.                                           1,219,520
                                                                     -----------

RETAIL - 10.72%
     42,000     +Brinker International, Inc.                           1,462,860
     20,000     Family Dollar Stores, Inc.                               729,000
     38,500     Home Depot, Inc.                                       1,250,865
     37,500     Target Corp.                                           1,373,625
     29,500     Walgreen Co.                                             908,305
     16,500     Wal-Mart Stores, Inc.                                    868,065
                                                                     -----------
                                                                       6,592,720
                                                                     -----------
SCIENTIFIC & TECHNICAL INSTRUMENTS - 2.72%
     24,950     Danahar Corp.                                          1,669,654
                                                                     -----------

SEMICONDUCTORS - 1.60%
     27,000     Linear Technology Corp.                                  981,720
                                                                     -----------




                                                                       MARKET
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

SOFTWARE & PROGRAMMING - 4.38%
     27,000     +Intuit, Inc.                                        $ 1,244,430
     50,000     Microsoft Corp.                                        1,230,500
     17,000     +Oracle Corp.                                            221,170
                                                                     -----------
                                                                       2,696,100
                                                                     -----------
TELECOMMUNICATIONS - 1.32%
     21,500     Verizon Communications, Inc.                             813,775
                                                                     -----------

TOTAL COMMON STOCK
                (Cost $60,191,199)                                    59,475,312
                                                                     -----------

MONEY MARKET FUNDS - 3.25%
  1,013,617     BlackRock Provident Institutional Temp Fund            1,013,617
    984,889     Goldman Sachs Financial
                Square Funds- Prime Obligations Fund                     984,889
                                                                     -----------

TOTAL MONEY MARKET FUNDS
     (Cost $1,998,506)                                                 1,998,506
                                                                     -----------

TOTAL INVESTMENTS
     (Cost $62,189,705)                     99.96%                    61,473,818
CASH AND OTHER ASSETS
     LESS LIABILITIES                        0.04%                        21,819
                                           ------                    -----------

TOTAL NET ASSETS                           100.00%                   $61,495,637
                                           ======                    ===========

---------
     + Non-income producing security.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS


================================================================================


                                      -6-

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2003
                                   (Unaudited)
================================================================================
 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 65.31%
AEROSPACE/DEFENSE - 0.64%
$   200,000   McDonnell Douglas Corp., 6.875%, due 11/1/06           $   222,004
                                                                     -----------

BANKS - 8.60%
    500,000   Bank of America Corp., 4.75%, due 10/15/06                 540,969
    800,000   Chase Manhattan Corp., 6.00%, due 2/15/09                  902,394
    750,000   Citigroup, Inc., 5.00%, due 3/6/07                         816,911
    275,000   J.P. Morgan Chase & Co., 6.50%, due 1/15/09                316,561
    350,000   Nationsbank Corp., 6.60%, due 5/15/10                      411,468
                                                                     -----------
                                                                       2,988,303
                                                                     -----------
BEVERAGES - 1.82%
    300,000   Coca-Cola Co., 5.75%, due 3/15/11                          344,479
    250,000   Pepsico, Inc., 5.70%, due 11/1/08                          288,418
                                                                     -----------
                                                                         632,897
                                                                     -----------
BUILDING MATERIALS - 1.61%
    500,000   Vulcan Materials Co., 6.00%, due 4/1/09                    558,394
                                                                     -----------




 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

COMPUTERS - 3.25%
$ 1,000,000   International Business Machines Corp.,
              5.375%, due 2/1/09                                     $ 1,127,709
                                                                     -----------

COSMETICS & TOILETRIES - 1.58%
    500,000   Colgate-Palmolive Co., 5.34%, due 3/27/06                  547,312
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES - 13.14%
    200,000   American General Finance, 6.75%, due 11/15/04              214,475
    500,000   Caterpillar Financial Services, 5.60%, due 3/15/06         541,063
    490,000   Commercial Credit Co., 7.75%, due 3/1/05                   541,387
    500,000   First Union Corp., 7.50%, due 7/15/06                      583,219
    900,000   General Electric Capital Corp., 5.35%, due 3/30/06         979,972
              General Motors Acceptance Corp.,
    360,000   6.625%, due 1/9/04                                         369,469
    250,000   6.125%, due 1/22/08                                        259,546
    500,000   Household Finance Corp.,
              7.875%, due 3/1/07                                         590,560
    200,000   6.375%, due 10/15/11                                       227,878
    250,000   Wells Fargo & Co., 3.50%, due 4/4/08                       258,135
                                                                     -----------
                                                                       4,565,704
                                                                     -----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS


================================================================================


                                      -7-

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 2003
                                   (Unaudited)
================================================================================
 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

ELECTRIC UTILITIES - 4.21%
$   500,000   Jersey Central Power & Lighting, 6.85%, due 11/27/06   $   563,573
    500,000   National Rural Utilities, 6.20%, due 2/1/08                569,575
    300,000   Potomac Electric Power Co., 6.50%, due 9/15/05             329,394
                                                                     -----------
                                                                       1,462,542
                                                                     -----------
FOODS - 0.78%
    250,000   Kraft Foods, Inc., 5.25%, due 6/1/07                       269,742
                                                                     -----------

INVESTMENT SERVICES - 7.81%
              Bear Stearns Co., Inc.,
    100,000   8.75%, due 3/15/04                                         105,727
    500,000   7.80%, due 8/15/07                                         602,035
    300,000   Goldman Sachs Group, Inc., 6.65%, due 5/15/09              353,150
    500,000   Lehman Brothers Holdings, Inc., 7.50%, due 9/1/06          578,221
              Merrill Lynch & Co., Inc.,
    500,000   5.36%, due 2/1/07                                          544,374
    166,000   6.25%, due 10/15/08                                        189,401
    300,000   6.00%, due 2/17/09                                         339,805
                                                                     -----------
                                                                       2,712,713
                                                                     -----------
MULTIMEDIA - 3.20%
  1,000,000   Gannet Co., Inc., 5.50%, due 4/1/07                      1,110,025
                                                                     -----------

PHARMACEUTICALS - 4.69%
  1,000,000   Bristol-Myers Squibb Co., 5.75%, due 10/1/11             1,122,816
    500,000   Eli Lilly & Co., 2.90%, due 3/15/08                        506,738
                                                                     -----------
                                                                       1,629,554
                                                                     -----------




 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

RESTAURANTS- 1.30%
$   400,000   McDonald's Corp., 5.95%, due 1/15/08                   $   452,734
                                                                     -----------
RETAIL - 1.62%
    500,000   Target Corp., 5.40%, due 10/1/08                           561,969
                                                                     -----------

TELECOMMUNICATIONS - 9.46%
    565,000   Ameritech, 6.15%, due 1/15/08                              639,282
    300,000   GTE of California, 6.75%, due 3/15/04                      312,931
    500,000   GTE Northwest, Inc., 5.55%, due 10/15/08                   556,809
    500,000   GTE South, Inc., 6.00%, due 2/15/08                        561,077
    600,000   SBC Communications, Inc., 5.75%, due 5/2/06                662,861
    500,000   Southwestern Bell Telephone Co., 6.60%, due 11/15/05       554,360
                                                                     -----------
                                                                       3,287,320
                                                                     -----------
TRANSPORTATION - 1.60%
    500,000   Carnival Corp., 6.15%, due 4/15/08                         555,691
                                                                     -----------

TOTAL CORPORATE BONDS
     (Cost $20,456,212)                                               22,684,613
                                                                     -----------





 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS


================================================================================






                                      -8-

--------------------------------------------------------------------------------
                            THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 2003
                                   (Unaudited)
================================================================================
 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES - 24.45%
GOVERNMENT AGENCIES - 16.95%
              Federal Farm Credit Bank,
$ 1,000,000   3.00%, due 11/1/05                                     $ 1,033,415
    200,000   6.52%, due 9/24/07                                         234,449
              Federal Home Loan Bank,
     90,000   7.625%, due 5/15/07                                        108,641
    602,790   5.00%, due 8/1/07                                          625,812
    200,000   5.875%, due 11/15/07                                       229,698
     97,479   6.50%, due 11/1/08                                         102,700
    550,000   5.315%, due 12/23/08                                       625,049
    500,000   6.00%, due 1/9/09                                          502,502
              Federal National Mortgage Association,
  1,000,000   2.30%, due 3/28/06                                       1,014,448
    106,286   6.50%, due 11/1/08                                         112,090
    400,000   6.42%, due 3/9/09                                          415,388
    300,000   6.25%, due 2/17/11                                         309,469
    500,000   5.375%, due 11/15/11                                       568,703
              Government National Mortgage Association,
      4,636   11.00%, due 11/15/15                                         5,428
                                                                     -----------
                                                                       5,887,792
                                                                     -----------



  PRINCIPAL                                                             MARKET
AMOUNT/SHARES                                                           VALUE
--------------------------------------------------------------------------------

U.S. TREASURY NOTES - 7.50%
  $ 150,000   6.50%, due 8/15/05                                     $   166,769
  1,000,000   4.625%, due 5/15/06                                      1,087,812
    200,000   6.50%, due 10/15/06                                        231,039
  1,000,000   4.75%, due 11/15/08                                      1,117,538
                                                                     -----------
                                                                       2,603,158
                                                                     -----------

TOTAL U.S. GOVERNMENT SECURITIES
              (Cost $8,038,687)                                        8,490,950
                                                                     -----------

MONEY MARKET FUNDS - 9.61%
  1,680,124   BlackRock Provident Institutional Temp Fund              1,680,124
  1,659,194   Goldman Sachs Financial Square Funds- Prime
              Obligations Fund                                         1,659,194
                                                                     -----------

TOTAL MONEY MARKET FUNDS
              (Cost $3,339,318)                                        3,339,318
                                                                     -----------

TOTAL INVESTMENTS
     (Cost $31,834,217)                    99.37%                     34,514,881
CASH AND OTHER ASSETS
LESS LIABILITIES                            0.63%                        219,361
                                         -------                     -----------

TOTAL NET ASSETS                          100.00%                    $34,734,242
                                         =======                     ===========





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
================================================================================





--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  May 31, 2003
                                   (Unaudited)
================================================================================

                                                                    EQUITY       INTERMEDIATE
                                                                 GROWTH FUND       BOND FUND
                                                                 -----------       ---------
ASSETS:
Investments in securities, at value (Cost $62,189,705
     and $31,834,217, respectively) (Note 2) .................   $ 61,473,818    $ 34,514,881
Dividends and interest receivable ............................         60,452         331,162
Prepaid expenses and other assets ............................         12,977           9,146
                                                                 ------------    ------------
Total Assets .................................................     61,547,247      34,855,189
                                                                 ------------    ------------

LIABILITIES:
Accrued advisory fees (Note 3) ...............................         33,007          14,077
Dividends payable ............................................           --            92,209
Accrued expenses .............................................         18,603          14,661
                                                                 ------------    ------------
Total Liabilities ............................................         51,610         120,947
                                                                 ------------    ------------
Net Assets ...................................................   $ 61,495,637    $ 34,734,242
                                                                 ============    ============

NET ASSETS CONSIST OF:
Paid in capital ..............................................   $ 77,847,287    $ 31,963,136
Accumulated undistributed net
     investment income (loss) ................................         15,435             132
Accumulated net realized gain (loss) from
     investment transactions .................................    (15,651,198)         90,310
Net unrealized appreciation (depreciation)
     on investments ..........................................       (715,887)      2,680,664
                                                                 ------------    ------------
Net Assets ...................................................   $ 61,495,637    $ 34,734,242
                                                                 ============    ============

Shares Outstanding ...........................................      7,729,944       3,157,857
                                                                 ============    ============

Net asset value and redemption price per share ...............   $       7.96    $      11.00
                                                                 ============    ============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
================================================================================


--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                            STATEMENTS OF OPERATIONS
                     For the six months ended May 31, 2003
                                   (Unaudited)
================================================================================
                                                         EQUITY      INTERMEDIATE
                                                       GROWTH FUND      BOND FUND
INVESTMENT INCOME:
Interest ...........................................   $     9,486    $   762,482
Dividends ..........................................       311,853           --
                                                       -----------    -----------
Total investment income ............................       321,339        762,482
                                                       -----------    -----------

EXPENSES:
Investment advisory fees (Note 3) ..................       208,518         79,218
Administration fees (Note 3) .......................        47,655         43,836
Legal fees .........................................        19,199         11,282
Transfer agency fees (Note 3) ......................        13,096         10,513
Audit fees .........................................         7,447          6,951
Custody fees .......................................         6,809          4,579
Insurance expense ..................................         6,015          2,972
Printing expense ...................................         5,864          2,863
Directors' fees ....................................         4,070          2,249
Registration & filing fees .........................         3,972          3,921
Miscellaneous expenses .............................           685            685
                                                       -----------    -----------
Total expenses .....................................       323,330        169,069

Less: Expense reimbursement and waivers (Note 3) ...       (17,426)          --
                                                       -----------    -----------
Net expenses .......................................       305,904        169,069
                                                       -----------    -----------

Net investment income (loss) .......................        15,435        593,413
                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS :
Net realized gain (loss) from investment
     transactions ..................................    (1,116,061)        92,779
Net change in unrealized appreciation (depreciation)
     of investments for the period .................     4,228,994      1,274,491
                                                       -----------    -----------
Net realized and unrealized gain (loss)
     on investments ................................     3,112,933      1,367,270
                                                       -----------    -----------
Net increase (decrease) in net assets resulting
     from operations ...............................   $ 3,128,368    $ 1,960,683
                                                       ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
================================================================================


--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                    FOR THE SIX MONTHS      FOR THE YEAR
                                                          ENDED                ENDED
                                                      MAY 31, 2003        NOVEMBER 30, 2002
                                                      ------------        -----------------
                                                        (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss) ........................   $     15,435    $     (7,348)
Net realized gain (loss) from investment transactions     (1,116,061)    (11,714,236)
Net change in unrealized appreciation
     (depreciation) for the period ..................      4,228,994          29,945
                                                        ------------    ------------
Net increase (decrease) in net assets
resulting from operations ...........................      3,128,368     (11,691,639)
                                                        ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
     ($0.00 and $0.00+ per share, respectively) .....           --           (28,112)
Distributions from net realized gains on investments            --              --
                                                        ------------    ------------
Total distributions to shareholders .................           --           (28,112)
                                                        ------------    ------------

CAPITAL SHARE TRANSACTIONS: (Note 4) ................      1,069,672      11,283,525
                                                        ------------    ------------

Net increase (decrease) in net assets ...............      4,198,040        (436,226)

NET ASSETS:
Beginning of period .................................     57,297,597      57,733,823
                                                        ------------    ------------

End of period (including undistributed net investment
     income of $15,435 and $0, respectively) ........   $ 61,495,637    $ 57,297,597
                                                        ============    ============


-----------
+ Less than $.01 per share.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
================================================================================


--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                FOR THE SIX MONTHS  FOR THE YEAR
                                                      ENDED             ENDED
                                                   MAY 31, 2003   NOVEMBER 30, 2002
                                                   ------------   -----------------
                                                   (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss) .................    $    593,413     $  1,167,395
Net realized gain (loss) from
     investment transactions .................          92,779              644
Net change in unrealized appreciation
     (depreciation) for the period ...........       1,274,491          844,254
                                                  ------------     ------------
Net increase (decrease) in net assets
     resulting from operations ...............       1,960,683        2,012,293
                                                  ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
     ($0.20 and $0.45 per share,
     respectively) ...........................        (593,637)      (1,167,912)
Distributions from net realized
     gains on investments ....................               0                0
                                                  ------------     ------------
Total distributions to shareholders ..........        (593,637)      (1,167,912)
                                                  ------------     ------------

CAPITAL SHARE TRANSACTIONS: (Note 4) .........       3,831,793        4,159,654
                                                  ------------     ------------

Net increase (decrease) in net assets ........       5,198,839        5,004,035

NET ASSETS:
Beginning of period ..........................      29,535,403       24,531,368
                                                  ------------     ------------

End of period (including undistributed
     net investment income of $132 and
     $356, respectively) .....................    $ 34,734,242     $ 29,535,403
                                                  ============     ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
================================================================================


--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                               EQUITY GROWTH FUND
                              FINANCIAL HIGHLIGHTS

================================================================================
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          FOR THE     FOR THE YEAR  MARCH 1, 2001(1)
                                         SIX MONTHS      ENDED        THROUGH
                                           ENDED      NOVEMBER 30,  NOVEMBER 30,
                                        MAY 31, 2003      2002           2002
                                        ------------      ----           ----
                                        (UNAUDITED)

Net asset value,
     beginning of period ............   $    7.55      $    9.19      $  10.00
                                        ---------      ---------      --------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss) ........        0.00           0.00+         0.00
Net realized and unrealized
     gains (losses) on investments ..        0.41          (1.64)        (0.81)
                                        ---------      ---------      --------
Total from investment operations ....        0.41          (1.64)        (0.81)
                                        ---------      ---------      --------

LESS DISTRIBUTIONS:
Dividends from net investment income         0.00           0.00+         0.00
Distributions from net realized
     gains from security transactions        0.00           0.00          0.00
                                        ---------      ---------      --------
Total distributions .................        0.00           0.00          0.00
                                        ---------      ---------      --------

Net asset value, end of period ......   $    7.96      $    7.55      $   9.19
                                        =========      =========      ========

Total return(2) .....................        5.43%        (17.81)%       (8.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  61,496      $  57,298        57,734
Ratios to average net assets(3):
Expenses, before reimbursement ......        1.16%          1.13%         1.21%
Expenses, including
     effect of reimbursement ........        1.10%          1.10%         1.10%

Net investment income,
     before reimbursement ...........       (0.01)%        (0.04)%       (0.06)%
Net investment income,
     including effect of
     reimbursement ..................        0.05%         (0.01)%        0.05%
Portfolio turnover rate .............       11.55%         38.24%        20.05%


---------------
(1) Prior to March 1, 2001, the Fund was organized as a Collective Investment Trust.
(2) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.
(3)  Annualized for periods less than one year.
+    Less than $.01 per share.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
================================================================================


--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                             INTERMEDIATE BOND FUND
                              FINANCIAL HIGHLIGHTS

================================================================================

              (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           FOR THE   FOR THE YEAR  MARCH 1, 2001(1)
                                         SIX MONTHS      ENDED         THROUGH
                                           ENDED      NOVEMBER 30,   NOVEMBER 30,
                                        MAY 31, 2003      2002           2002
                                        ------------      ----           ----
                                        (UNAUDITED)

Net asset value,
     beginning of period ............   $   10.54      $  10.23         $  10.00
                                        ---------      --------         --------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss) ........        0.20          0.45             0.33
Net realized and unrealized
     gains (losses) on investments ..        0.46          0.31             0.23
                                        ---------      --------         --------
Total from investment operations ....        0.66          0.76             0.56
                                        ---------      --------         --------

LESS DISTRIBUTIONS:
Dividends from net investment income        (0.20)        (0.45)           (0.33)
Distributions from net realized
     gains from security transactions        0.00          0.00             0.00
                                        ---------      --------         --------
Total distributions .................       (0.20)        (0.45)           (0.33)
                                        ---------      --------         --------

Net asset value, end of period ......   $   11.00      $  10.54         $  10.23
                                        =========      ========         ========

Total return(2) .....................        6.30%         7.56%            5.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  34,734      $ 29,535         $ 24,531
Ratios to average net assets(3):
Expenses, before reimbursement ......        1.07%         1.11%            1.27%
Expenses, including
     effect of reimbursement ........        1.07%         1.12%(4)         1.25%

Net investment income,
     before reimbursement ...........        3.75%         4.33%            4.43%
Net investment income,
     including effect of
     reimbursement ..................        3.75%         4.32%(4)         4.45%
Portfolio turnover rate .............        7.04%         9.56%           20.72%


------------
(1) Prior to March 1, 2001, the Fund was organized as a Collective Investment Trust.
(2) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.
(3)  Annualized for periods less than one year.
(4) Such percentage reflects recapture of prior period expense reimbursement by advisor.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  May 31, 2003
                                   (Unaudited)
================================================================================

NOTE 1. ORGANIZATION
    The North Country Funds (the "Trust") was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers two series: the North Country Equity Growth Fund (the "Growth Fund") and the North Country Intermediate Bond Fund (the "Bond Fund", collectively the "Funds"). The Growth Fund's principal investment objective is to provide investors with long-term capital appreciation while the Bond Fund seeks to provide investors with current income and total return with minimum fluctuations of principal value. Both Funds commenced operations on March 1, 2001.

    The Bond Fund and the Growth Fund were initially organized on March 26, 1984 under New York law as Collective Investment Trusts sponsored by Glens Falls National Bank & Trust Company. Prior to their conversion to regulated investment companies (mutual funds) investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

    SECURITY VALUATION - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Investments for which no sales are reported are valued at its last bid price. Securities for which current market quotations are not readily available, or securities where the last bid price does not accurately reflect the current value, are valued as determined in good faith under the procedures established by and under the general supervision of the Trust's Board of Trustees (the "Board").






================================================================================

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  May 31, 2003
                                   (Unaudited)
================================================================================

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (CONTINUED)
    Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the adviser believes such prices accurately reflect the fair market value of the security.

    Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined represents fair value.

    FEDERAL INCOME TAXES - The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain. Therefore, no federal income tax provision is required.

    DIVIDENDS AND DISTRIBUTIONS - The Bond Fund pays dividends from net investment income on a monthly basis. The Growth Fund will pay dividends from net investment income, if any, on an annual basis. Both Funds will declare and pay distributions from net realized capital gains, if any, at least annually. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for deferral of wash sale losses and post October losses.

    SECURITY TRANSACTIONS - Securities transactions are recorded no later than the first business day after the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities.





================================================================================

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  May 31, 2003
                                   (Unaudited)
================================================================================

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
    The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with North Country Investment Advisers, Inc. (the "Adviser"). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust's investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, each Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% and 0.50% of the average daily net assets of the Equity Fund and Bond Fund, respectively. For the six months ended May 31, 2003, the Adviser received advisory fees of $208,518 from the Equity Fund and $79,218 from the Bond Fund.

    The Adviser has voluntarily agreed to waive its advisory fee or, if necessary, to reimburse the Funds if and to the extent that the total annual operating expense ratio (excluding brokerage commissions, taxes, and extraordinary expenses) exceeds 1.10% and 1.25% of the average daily net assets of the Equity Fund and Bond Fund, respectively, through December 31, 2003. Under the terms of the Advisory Agreement, fees waived or expenses reimbursed by the Adviser are subject to reimbursement by the Fund up to five years from the date that the fee or expense was waived or reimbursed. However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the voluntary expense limitation described above. For the six months ended May 31, 2003, the Adviser waived fees of $17,426 from the Equity Fund. As of May 31, 2003, there is $77,219 of reimbursement from the Equity Fund subject to recapture by the Adviser.

    Gemini Fund Services, LLC ("GFS") serves as administrator providing administration and accounting services to the Funds pursuant to an Administration and Accounting Agreement. Under the terms of such agreement, GFS is paid a monthly fee from each Fund that is based on a percentage of average daily net assets, subject to certain minimums. Each Fund also reimburses GFS for any out-of-pocket expenses.

    GFS also serves as transfer and dividend-disbursing agent to the Funds. For its services as transfer and dividend-disbursing agent, GFS receives a monthly fee based upon the total number of accounts serviced, subject to certain minimums.

    Certain officers and/or trustees of the Adviser and Administrator are also officers/trustees of the Trust.


================================================================================

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  May 31, 2003
                                   (Unaudited)

================================================================================

NOTE 4. FUND SHARE TRANSACTIONS
    At May 31, 2003, there were an unlimited number of shares authorized with no par value. Paid in capital for the Equity Fund and Bond Fund amounted to $77,847,287 and $31,963,136, respectively.

    Transactions in capital shares were as follows:

EQUITY GROWTH FUND:
                                      FOR THE                      FOR THE YEAR
                                  SIX MONTHS ENDED                    ENDED
                                    MAY 31, 2003                NOVEMBER 30, 2002
                                    ------------                -----------------
                                SHARES        AMOUNT          SHARES          AMOUNT
                                ------        ------          ------          ------
                                     (Unaudited)

Shares sold ...........        868,615    $  6,279,344       1,879,318    $ 15,647,059
Shares issued for
     reinvestment of
     dividends ........           --              --                 2              14
Shares redeemed .......       (724,880)     (5,209,672)       (572,915)     (4,363,548)
                              --------    ------------       ---------    ------------
Net increase ..........        143,735    $  1,069,672       1,306,405    $ 11,283,525
                              ========    ============       =========    ============

INTERMEDIATE BOND FUND:

                                      FOR THE                      FOR THE YEAR
                                  SIX MONTHS ENDED                    ENDED
                                    MAY 31, 2003                NOVEMBER 30, 2002
                                    ------------                -----------------
                                SHARES        AMOUNT          SHARES          AMOUNT
                                ------        ------          ------          ------
                                     (Unaudited)


Shares sold ...........        491,491    $  5,298,402         698,074    $  7,198,669
Shares issued for
     reinvestment of
     dividends ........          2,373          25,613           2,603          26,997
Shares redeemed .......       (138,087)     (1,492,222)       (295,592)     (3,066,012)
                              --------    ------------       ---------    ------------
Net increase ..........        355,777    $  3,831,793         405,085    $  4,159,654
                              ========    ============       =========    ============




================================================================================

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  May 31, 2003
                                   (Unaudited)
================================================================================


NOTE 5. INVESTMENTS
    Investment transactions, excluding short-term securities, for the six months ended May 31, 2003 were as follows:

                                           EQUITY                 INTERMEDIATE
                                         GROWTH FUND                BOND FUND
                                         -----------                ---------
    Purchases .......................... $ 6,532,687              $ 3,448,988

    Sales .............................. $ 6,296,290              $ 2,106,819

    At May 31, 2003, net unrealized appreciation (depreciation) on investment securities was as follows:
                                                EQUITY           INTERMEDIATE
                                              GROWTH FUND         BOND FUND
                                              -----------         ---------
Aggregate gross unrealized appreciation
for all investments for which there was
an excess of value over cost ...........      $ 6,054,774        $ 2,680,664
Aggregate gross unrealized depreciation
for all investments for which there
was an excess of cost over value .......       (6,770,661)            --
                                             ------------        -----------
Net unrealized appreciation (depreciation)   $   (715,887)       $ 2,680,664
                                             ============        ===========


The aggregate cost of securities for federal income tax purposes at May 31, 2003 is the same as for book purposes for both Funds.




================================================================================

--------------------------------------------------------------------------------
                             THE NORTH COUNTRY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  May 31, 2003
                                   (Unaudited)
================================================================================

NOTE 6. TAX INFORMATION
    During the six months ended May 31, 2003, the Intermediate Bond Fund paid dividends of $593,637 which were characterized as ordinary income distributions for tax purposes.

    As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:
                                                                    UNREALIZED
                                   ORDINARY      LONG TERM         APPRECIATION/
                                    INCOME         GAINS           DEPRECIATION
                                    ------         -----           ------------
Equity Growth Fund ..............  $   --      $(14,535,137)       $ (4,944,881)
Intermediate Bond Fund ..........  $   356     $     (2,469)        $ 1,406,173


    As of November 30, 2002, the Funds had available, for federal income tax purposes, the following unused capital loss carryforwards available to offset future capital gains expiring on November 30 of the years below:

                                                   2009               2010
                                                   ----               ----
Equity Growth Fund .....................       $2,820,901         $ 11,714,236
Intermediate Bond Fund .................       $    2,469         $     -













================================================================================

                               INVESTMENT ADVISER
                    North Country Investment Advisers, Inc.
                                 250 Glen Street
                             Glens Falls, NY 12801

                                  LEGAL COUNSEL
                                  Ropes & Gray
                       1301 K Street N.W., Suite 800 East
                             Washington, D.C. 20005

                              INDEPENDENT AUDITORS
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                        ADMINISTRATOR AND FUND ACCOUNTANT
               Gemini Fund Services, LLC 150 Motor Parkway, Suite
                             205 Hauppauge, NY 11788

                                 TRANSFER AGENT
                            Gemini Fund Services, LLC
                             4020 South 147th Street
                                Omaha, NE 68137

                                   DISTRIBUTOR
                         Orbitex Funds Distributor, Inc.
                                One Station Place
                               Stamford, CT 06902

                                    CUSTODIAN
                                Bank of New York
                              One Wall Street
                               New York, NY 10286





                      INVESTOR INFORMATION: (888) 350-2990

ITEM 2.  CODE OF ETHICS.  Not required at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT. Not required at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not required at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not required at this time.

ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8. RESERVED.

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.
(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NORTH COUNTRY FUNDS

By  /s/ Michael J. Wagner
    ---------------------
            Michael J. Wagner
            PRESIDENT


Date       JULY 29, 2003
    ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Michael J. Wagner
    ----------------------
        Michael J. Wagner
        PRESIDENT


Date       JULY 29, 2003
    -----------------------

By  /s/ Andrew Rogers
    -----------------
            Andrew Rogers
            TREASURER

Date       JULY 29, 2003
    -----------------------






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